Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 97.28%	Value
	Aerospace - 5.31%
700	Northrop Grumman Corp.	$227,507

	Banks: Diversified - 0.49%
2,292	First Horizon National Corp.	21,247

	Chemicals: Specialty- 0.35%
200	Innospec, Inc.	15,034

	Communications Equipment - 6.09%
15,824	Comtech Telecommunications Corp.	259,830

	Computer Services, Software & Systems - 14.72%
2,600	Microsoft Corp.	533,027
900	Oracle Corp.	49,905
600	Science Applications International Corp.	47,988
		630,920
	Diversified Financial Services - 7.89%
4,300	Bank of America Corp.	106,984
2,500	Citigroup, Inc.	125,025
1,100	JPMorgan Chase & Co.	106,304
		338,313
	Diversified Retail - 4.53%
1,500	Wal-Mart Stores, Inc.	194,100

	Diversified Telecommunications Services - 2.62%
3,793	AT&T, Inc.	112,197

	Electronic Components - 0.62%
300	TE Connectivity Ltd.	26,721

	Engineering & Contracting Services - 9.72%
18,730	KBR, Inc.	416,555

	Film & TV - 0.88%
1,000	ViacomCBS, Inc. - Class B (b)	26,070
100	Walt Disney Co.	11,694
		37,764
	Financial Data & Systems - 4.40%
550	Mastercard, Inc. - Class A	169,692
100	Visa, Inc. - Class A	19,040
		188,732
	Foods - 2.85%
500	Campbell Soup Co.	24,785
500	Lamb Weston Holdings, Inc.	30,040
1,100	Tyson Foods, Inc. - Class A	67,595
		122,420
	Homebuilding - 0.01%
5	Lennar Corp. - Class B	269

	Insurance: Life - 2.84%
8,073	CNO Financial Group, Inc.	121,902

	Oil: Integrated - 1.39%
2,000	Royal Dutch Shell plc - Class A - ADR	59,620

	Pharmaceuticals - 12.93%
2,000	Eli Lilly & Co.	300,580
1,100	Merck & Co., Inc.	88,264
4,300	Pfizer, Inc.	165,464
		554,308
	Real Estate Investment Trusts (REITs) - 0.41%
300	Granite Real Estate Investment Trust	17,457

	Shipping - 2.91%
47,764	Golar LNG Partners LP	124,664

	Specialty Retail -4.22%
1,600	Gap, Inc.	21,392
600	Home Depot, Inc.	159,294
		180,686
	Tobacco - 4.48%
2,500	Philip Morris International, Inc.	192,025

	Utilities: Electrical - 7.62%
300	American Electric Power Co., Inc.	26,064
900	Entergy Corp.	94,617
1,000	Evergy, Inc.	64,830
2,200	Exelon Corp.	84,942
200	NextEra Energy, Inc.	56,140
		326,593
	TOTAL COMMON STOCKS (Cost $2,741,062)	4,168,864

	MONEY MARKET FUNDS - 2.42%
51,977	First American Government Obligations Fund, Institutional Class, 0.08% (a)	51,977
51,977	First American Treasury Obligations Fund, Institutional Class, 0.07% (a)	51,977
	TOTAL MONEY MARKET FUNDS (Cost $103,954)	103,954

	Total Investments in Securities (Cost $2,845,016) - 99.70%	4,272,818
	Other Assets in Excess of Liabilities - 0.30%	12,656
	NET ASSETS - 100.00%	$4,285,474

ADR	American Depository Receipt
(a)	Rate shown is the 7-day annualized yield as of July 31, 2020.
(b)	Non-voting shares

Huber Capital Diversified Large Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Huber Capital Diversified Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Banking	$21,247	$-	$-	$21,247
Chemicals	15,034	-	-	15,034
Consumer Discretionary	375,056	-	-	375,056
Consumer Staples	259,620	-	-	259,620
Energy	59,620	-	-	59,620
Entertainment Content	37,764	-	-	37,764
Financial Services	629,907	-	-	629,907
Food	54,825	-	-	54,825
Health Care	554,308	-	-	554,308
Producer Durables	768,726	-	-	768,726
REITs	17,457	-	-	17,457
Technology, Hardware and Services	936,510	-	-	936,510
Telecommunications	112,197	-	-	112,197
Utilities	326,593	-	-	326,593
Total Common Stocks	4,168,864	-	-	4,168,864
Money Market Funds	103,954	-	-	103,954
Total Investments in Securities	$4,272,818	$-	$-	$4,272,818

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.